Unaudited Interim Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Earnings per share, Diluted	$ 0.04	$ 0.24
Weighted average number of shares outstanding, Diluted	12,000,000	9,000,000